Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
Premises and equipment are included in the Balance Sheet at December 31, 2022 and 2021 were as follows (in thousands):

	2022	2021
Cost:
Land	$14,626	$12,791
Premises	56,999	44,109
Furniture and equipment	18,705	23,792
	90,330	80,692

Less:
Accumulated depreciation	(37,160)	(43,817)

	$53,170	$36,875